SHARE-BASED PAYMENTS - Warrants Roll Forward (Details) - Common stock warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Warrant Outstanding Beginning Balance	4,418,320	35,801	9,146
Granted	2,327,446	6,032,700	30,120
Exercised	(802,140)	(1,650,181)	(3,869)
Forfeited			(112)
Warrant Outstanding Ending Balance	5,943,626	4,418,320	35,801
Common Stock Warrants Exercisable	5,807,262	4,281,956	35,801
Weighted Average Exercise Price Outstanding Beginning Balance	$ 8.37	$ 412	$ 266
Granted	3.98	5.61	458
Exercised	3.92	5.25	457
Forfeited			766
Weighted Average Exercise Price Outstanding Ending Balance	7.75	8.37	$ 412
Weighted Average Exercise Price Exercisable	$ 7.78	$ 8.42